Leasing Activity, Maturities of Lease Receivables (Details) $ in Millions	Dec. 31, 2022 USD ($)
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2023, direct financing and sales-type leases, lessor	$ 4,260
2024, direct financing and sales-type leases, lessor	3,265
2025, direct financing and sales-type leases, lessor	2,221
2026, direct financing and sales-type leases, lessor	1,260
2027, direct financing and sales-type leases, lessor	649
Thereafter, direct financing and sales-type leases, lessor	1,484
Total lease receivable, direct financing and sales-type leases, lessor	13,139
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2023, operating leases. lessor	571
2024, operating leases, lessor	437
2025, operating leases, lessor	320
2026, operating leases, lessor	193
2027, operating leases, lessor	120
Thereafter, operating leases, lessor	164
Total lease receivables, operating leases, lessor	$ 1,805